Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 19,836	$ 15,062
Trade accounts receivable, less allowance for losses of $4,327 and $3,045, respectively	233,751	237,626
Inventories	474,452	442,714
Prepaid expenses and other current assets	38,079	41,799
Deferred income taxes	23,707	14,153
Total current assets	789,825	751,354
Other assets	47,786	47,685
Intangible assets - at cost, less accumulated amortization of $15,634 and $14,353, respectively	10,546	11,578
Goodwill	457,269	451,318
Property, Plant and Equipment:
Land	56,343	53,387
Buildings	374,388	339,732
Machinery and equipment	751,267	735,237
Construction in progress	55,236	41,999
Property, Plant and Equipment, Gross, Total	1,237,234	1,170,355
Less accumulated depreciation	(671,926)	(655,647)
Property, Plant and Equipment, Net, Total	565,308	514,708
Total assets	1,870,734	1,776,643
Current Liabilities:
Trade accounts payable	99,117	96,283
Accrued salaries, wages and withholdings from employees	32,669	27,162
Other accrued expenses	78,579	56,946
Income taxes	5,478	3,797
Short-term borrowings	7,050	20,048
Total current liabilities	222,893	204,236
Deferred income taxes	19,956	13,032
Other liabilities	8,539	10,971
Accrued employee and retiree benefits	28,538	60,527
Long-term debt	348,124	333,979
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	105,119	98,253
Earnings reinvested in the business	1,217,874	1,150,092
Treasury stock, 4,105,827 and 4,264,821 shares, respectively, at cost	(91,707)	(95,258)
Accumulated other comprehensive income (loss)	6,002	(4,585)
Total shareholders' equity	1,242,684	1,153,898
Total liabilities and shareholders' equity	$ 1,870,734	$ 1,776,643